SHAREHOLDERS' EQUITY - Distribution of results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Distribution of results	R$ 4,700,371	R$ (6,798,553)
Reserve balances	3,943,279	10,612
Realization of deemed cost, net of taxes
SHAREHOLDERS' EQUITY
Distribution of results	(140,515)	(70,654)
Tax incentive reserve
SHAREHOLDERS' EQUITY
Distribution of results	812,909
Reserve balances	R$ 812,909
Legal reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	20.00%
Distribution of results	R$ 235,019	(317,144)
Reserve balances	R$ 235,019
Capital increase reserve
SHAREHOLDERS' EQUITY
Limit on share capital %	80.00%
Distribution of results	R$ 2,513,663
Reserve balances	2,513,663
Special statutory reserve
SHAREHOLDERS' EQUITY
Distribution of results	279,295
Reserve balances	279,344
Capital reserves
SHAREHOLDERS' EQUITY
Distribution of results		(6,410,885)
Reserve balances	15,455	10,612
Unclaimed dividend forfeited
SHAREHOLDERS' EQUITY
Distribution of results		R$ 130
Reserve for the distribution of dividends
SHAREHOLDERS' EQUITY
Distribution of results	86,889
Reserve balances	86,889
Proposed minimum mandatory dividends
SHAREHOLDERS' EQUITY
Distribution of results	R$ 913,111